[redacted] 1274624

07073239

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING
JUL 24 2007
101

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response . . .	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Short-term promissory notes of ASB Bank Limited

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
ASB Bank Limited

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
Level 28 ASB Bank Centre, PO Box 35, Auckland, New Zealand	+(64-9) 309-2072
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) same as above	Telephone Number (Including Area Code)

Brief Description of Business
New Zealand banking institution

Type of Business Organization
☒ corporation ☐ limited partnership, already formed
☐ business trust ☐ limited partnership, to be formed ☐ other (please specify):

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 8 8 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

PROCESSED
JUL 30 2007
THOMSON FINANCIAL

1. GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Hugh Burrett

Business or Residence Address (Number and Street, City, State, Zip Code)

Level 28, ASB Bank Centre, 135 Albert Street, Auckland, New Zealand

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kerry Francis

Business or Residence Address (Number and Street, City, State, Zip Code)

Level 28, ASB Bank Centre, 135 Albert Street, Auckland, New Zealand

B. INFORMATION ABOUT OFFERING

No Changes to Part B

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price(a)	Amount Already Sold
Debt	$7,000,000,000	$ 0(b)
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ______)	$	$
Total	$7,000,000,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	(c)	$ (b)

Total (for filings under Rule 504 only)	N/A*	$ N/A*

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	----	$ ----
Regulation A	----	$ ----
Rule 504	----	$ ----
Total	----	$ —

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 5,000 (d)
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 150,000 (d)
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☒	$ (e)
Other Expenses (identify) ____	☐	$
Total	☒	$ (e)

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $7,000,000,000 (a)

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	☒	$ (e)
Other (specify): ____	☐	$	☐	$
____	☐	$	☐	$

Column Totals	☐	$	☒	$ (e)
Total Payments Listed (column totals added)		☒ $7,000,000,000(a)		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
ASB Bank Limited	[signature]	20 July 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Kerry Francis	Head of Treasury and Financial Markets	

* N/A-Not Applicable

(a) This is a continuous offering commercial paper program consisting of short-term promissory notes of ASB Bank Limited and its subsidiary, ASB Finance Limited, London Branch. Figure represents the maximum amount of short-term notes of both ASB Bank Limited and ASB Finance Limited, London Branch, that are authorized to be outstanding at any one time, which has been increased from US$4,000,000,000 to US$7,000,000,000.

(b) The amount is the amount of notes issued and outstanding as of the date of this notice.

(c) The notes are offered on a continuous basis to or through the dealers either as agent for the issuer or as principal who then resells the notes to investors. Accordingly, it is not practicable for the issuer to determine the number of investors who beneficially own the notes as of any given time.

(d) The amount listed reflects aggregate costs for the establishment and amendment of the commercial paper program, which will be apportioned between ASB Bank Limited and ASB Finance Limited, London Branch.

(e) Notes are typically offered and sold to investors or dealers as par (without paying any sales commissions or deducting any discounts). Depending on market conditions, however, the issuers may from time to time pay the dealers sales commissions or sell notes less a discount from the purchasing price. Since it is impracticable for the issuers to estimate whether any such commissions will be paid or discounts deducted over the life of the commercial paper program, for purposes of this Form D it has assumed that all notes will be sold at par.

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

END